FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2020 CNY (¥)
Investment securities
Equity securities with readily determinable fair value	¥ 50,000
Total	50,000
Level 3
Investment securities
Equity securities with readily determinable fair value	50,000
Total	¥ 50,000